Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Consolidation and Basis of Presentation

Consolidation and Basis of Presentation

Our consolidated financial statements include the accounts of the International Bancshares Corporation, its wholly-owned Subsidiary Banks and its wholly-owned non-bank subsidiaries, IBC Trading Company, Premier Tierra Holdings, Inc., IBC Charitable and Community Development Corporation, and IBC Capital Corporation.  All significant inter-company balances and transactions have been eliminated in consolidation.

We, through our Subsidiary Banks, are primarily engaged in the business of banking, including the acceptance of checking and savings deposits and the making of commercial, real estate, personal, home improvement, automobile and other installment and term loans. Our primary markets are north, south, central, and southeast Texas and the state of Oklahoma. Each of our Subsidiary Banks is very active in facilitating international trade along the United States border with Mexico and elsewhere. Although our loan portfolio is diversified, the ability of our debtors to honor their contracts is primarily dependent upon the economic conditions in our trade area. In addition, the investment portfolio is directly impacted by fluctuations in market interest rates. We are subject to the regulations of certain federal agencies as well as the Texas Department of Banking and the Oklahoma Department of Banking and undergo periodic examinations by those regulatory authorities. Such agencies may require certain standards or impose certain limitations based on their judgments or changes in law and regulations.

We own one insurance-related subsidiary, IBC Insurance Agency, Inc., a wholly owned subsidiary of our Subsidiary Bank, International Bank of Commerce, Laredo. The insurance-related subsidiary does not conduct underwriting activities.

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statement of condition and income and expenses for the periods. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant changes in the near-term relate to the determination of ACL.

Subsequent Events

Subsequent Events

We have evaluated all events or transactions that occurred through the date we issued these financial statements. During this period, we did not have any material recognizable or non-recognizable subsequent events.

Investment Securities

Investment Securities

We classify debt securities into one of these categories: held-to-maturity, available-for-sale, or trading. Such classifications are reassessed for appropriate classification at each reporting date. Securities that are intended and expected to be held until maturity are classified as “held-to-maturity” and are carried at amortized cost for financial statement reporting. Securities that are not positively expected to be held until maturity, but are intended to be held for an indefinite period of time are classified as “available-for-sale” or “trading” and are carried at their fair value. Unrealized holding gains and losses are included in net income for those securities classified as “trading”, while unrealized holding gains and losses related to those securities classified as “available-for-sale” are excluded from net income and reported net of tax as other comprehensive income and in shareholders’ equity as accumulated other comprehensive income (loss) until realized. In accordance with ASU 2016-13, which we adopted on January 1, 2020, available-for-sale and held-to-maturity debt securities in an unrealized loss position must be evaluated for the underlying cause of the loss.  In the event that the deterioration in value is attributable to credit related reasons, then the amount of credit-related impairment would be recorded as a charge to our ACL with subsequent changes in the amount of impairment, up or down, also recorded through our ACL.  The exception to this process will occur if we intend to sell an impaired available-for-sale debt security or if we will more likely than not be required to sell a credit impaired available-for-sale debt security prior to the value recovering to the security’s amortized cost.  In those situations, the entire credit-related impairment amount would be required to be recognized in earnings.  We have evaluated the debt securities classified as available-for-sale and held-to-maturity at December 31, 2020 and have determined that no debt securities in an unrealized loss position are arising from credit related reasons and have therefore not recorded any allowances for debt securities in our ACL for the period.  Unrealized gains and losses related to equity securities with readily determinable fair values are included in net income. We did not maintain any trading securities during the three-year period ended December 31, 2020.

Mortgage-backed securities held at December 31, 2020 and 2019 represent participating interests in pools of long-term first mortgage loans originated and serviced by the issuers of the securities. Mortgage-backed securities are either issued or guaranteed by the U.S. government or its agencies including Freddie Mac, Fannie Mae, Ginnie Mae or other non-government entities. Investments in residential mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U. S. government. Investments in residential mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. government; however, we believe that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in 2008 and because securities issued by others that are collateralized by residential mortgage-backed securities issued by Fannie Mae or Freddie Mac are rated consistently as AAA rated securities. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the security.

Premiums and discounts are amortized using the level yield or “interest method” over the terms of the securities. Declines in the fair value of held-to-maturity and available-for sale-securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In determining whether other-than-temporary impairment exists, management considers many factors, including (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) our intent to hold and our determination of whether we will more likely than not be required to sell the security prior to a recovery in fair value. If we determine that (i) we intend to sell the security or (ii) it is more likely than not that we will be required to sell the security before it’s anticipated recovery, the other-than-temporary impairment that is recognized in earnings is equal to the difference between the fair value of the security and our amortized cost of the security. If we determine that we (i) do not intend to sell the security and (ii) we will not be more likely than not required to sell the security before it’s anticipated recovery, the other-than-temporary impairment is segregated into its two components (i) the amount of impairment related to credit loss and (ii) the amount of impairment related to other factors. The difference between the present value of the cash flows expected to be collected and the amortized cost is the credit loss recognized through earnings and an adjustment to the cost basis of the security. The amount of impairment related to other factors is included in other comprehensive income (loss). Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Equity Securities

Equity Securities

Prior to January 1, 2018, equity securities with readily determinable fair values were included in available-for-sale securities, with the unrealized gain or loss recorded as a component of other comprehensive income (loss).  Pursuant to the adoption of ASU 2016-02, equity securities with readily determinable fair values are a separate component of our balance sheet, with unrealized gains and losses recognized in net income.  Equity securities with readily determinable fair values at December 31, 2020 and December 31, 2019 consist primarily of Community Reinvestment Act funds.

Provision and Allowance for Probable Loan Losses

Provision and Allowance for Credit Losses

We adopted the provisions of Accounting Standards Update No. 2016-13 to ASC 326, “Financial Instruments – Credit Losses,” on January 1, 2020.  ASU 2016-13 replaces the long-standing incurred loss model with an expected credit loss model that recognizes credit losses over the life of a financial asset.  Expected credit losses capture historical information, current conditions, and reasonable and supportable forecasts of future conditions.  The ACL is deducted from the amortized cost of an instrument to present the net amount expected to be collected on the financial asset.  Our ACL primarily consists of the aggregate ACL estimates of our Subsidiary Banks. The estimates are established through charges to operations in the form of charges to provisions for credit loss expense.  Loan losses or recoveries are charged or credited directly to the ACL. The ACL of each Subsidiary Bank is maintained at a level considered appropriate by management, based on estimated current expected credit losses in the current loan portfolio, including information about past events, current conditions and reasonable and supportable forecasts.

Our management continually reviews the ACL of the Subsidiary Banks using the amounts determined from the estimates established on specific doubtful loans, the estimate established on quantitative historical loss percentages, and the estimate based on qualitative current conditions and reasonable and supportable two-year forecasted data. Our methodology reverts to the average lifetime loss-rate beyond the forecast period when we can no longer develop reasonable and supportable forecasts.  Should any of the factors considered by management in evaluating the adequacy of the estimate for current expected credit losses change, our estimate of current expected credit losses could also change, which could affect the level of future credit loss expense. While the calculation of our ACL utilizes management’s best judgment and all information reasonably available, the adequacy of the ACL is dependent on a variety of factors beyond our control, including, among other things, the performance of the entire loan portfolio, the economy, government actions, changes in interest rates and the view of regulatory authorities towards loan classifications.  We believe that the allowance for probable loan losses is adequate.

The Subsidiary Banks charge-off that portion of any loan which management considers to represent a loss as well as that portion of any other loan which is classified as a “loss” by bank examiners. Commercial, financial and agricultural or real estate loans are generally considered by management to represent a loss, in whole or part, (i) when an exposure beyond any collateral coverage is apparent, (ii) when no further collection of the portion of the loan so exposed is anticipated based on actual results, (iii) when the credit enhancements, if any, are not adequate, and (iv) when the borrower’s financial condition would indicate so. Generally, unsecured consumer loans are charged-off when 90 days past due.

Loans

Loans

Loans are reported at the principal balance outstanding, net of unearned discounts. Interest income on loans is reported on an accrual basis. Loan fees and costs associated with originating the loans are accreted or amortized over the life of the loan using the interest method. We originate mortgage loans that may subsequently be sold to an unaffiliated third party. The loans are not securitized and if sold, are sold without recourse. Loans held for sale are carried at cost and the principal amount outstanding is not significant to the consolidated financial statements.

Doubtful Loans

Doubtful Loans

Doubtful loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. Doubtful loans are measured based on (1) the present value of expected future cash flows discounted at the loan’s effective interest rate; (2) the loan’s observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all our doubtful loans are measured at the fair value of the collateral. In limited cases, we may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Troubled Debt Restructured Loans

Troubled Debt Restructured Loans

Troubled debt restructured loans (“TDR”) are those loans where, for reasons related to a borrower’s difficulty to repay a loan, we grant a concession to the borrower that we would not normally consider in the normal course of business. In accordance with interagency guidance issued in March 2020, certain short-term deferrals are not considered troubled debt restructurings. The original terms of the loan are modified or restructured. The terms that may be modified include a reduction in the original stated interest rate, an extension of the original maturity of the loan, a renewal of the loan at an interest rate below current market rates, a reduction in the principal amount of debt outstanding, a reduction in accrued interest or deferral of interest payments. A loan classified as a TDR is classified as a doubtful loan and included in the doubtful loan totals. A TDR loan may be returned to accrual status when the loan is brought current, has performed in accordance with the restructured terms for a reasonable period of time, is at the current market rate, and the ultimate collectability of the outstanding principal and interest is no longer questionable, however, although those loans may be placed back on accrual status, they will continue to be classified as doubtful. Consistent with regulatory guidance, a TDR loan that is subsequently modified, but has shown sustained performance and classification as a TDR, will be removed from TDR status provided that the modified terms were market-based at the time of modification.

Non-Accrual Loans

Non-Accrual Loans

The non-accrual loan policy of our Subsidiary Banks is to discontinue the accrual of interest on loans when management determines that it is probable that future interest accruals will be un-collectible. As it relates to consumer loans, management charges-off those loans when the loan is contractually 90 days past due. Under special circumstances, a consumer or non-consumer loan may be more than 90 days delinquent as to interest or principal and not be placed on non-accrual status. This situation generally results when a Subsidiary Bank has a borrower who is experiencing financial difficulties, but not to the extent that requires a restructuring of indebtedness. The majority of this category is composed of loans that are considered to be adequately secured and/or for which there are expected future payments. When a loan is placed on non-accrual status, any interest accrued, not paid is reversed and charged to operations against interest income. As it relates to non-consumer loans that are not 90 days past due, management will evaluate each of these loans to determine if placing the loan on non-accrual status is warranted. Interest income on non-accrual loans is recognized only to the extent payments are received or when, in management’s opinion, the debtor’s financial condition warrants reestablishment of interest accruals.

Other Real Estate Owned and Repossessed Assets

Other Real Estate Owned and Repossessed Assets

Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal). Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the ACL, if necessary. Any subsequent write-downs are charged against other non-interest expense through a valuation allowance. Other real estate owned totaled approximately $60,487,300 and $71,103,000 at December 31, 2020 and 2019, respectively. Other real estate owned is included in other assets.  Repossessed assets consist primarily of non-real estate assets acquired by foreclosure.  Prior to foreclosure, the value of the underlying loan is written down to the fair value of the asset to be repossessed by a charge to the ACL, if necessary.  Repossessed assets are included in other assets on the consolidated financial statements and totaled approximately $5,779,000 and $7,137,000 at December 31, 2020 and 2019, respectively.

Bank Premises and Equipment

Bank Premises and Equipment

Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on straight-line and accelerated methods over the estimated useful lives of the assets. Repairs and maintenance are charged to operations as incurred and expenditures for renewals and betterments are capitalized.   We primarily own all the property we occupy, with the exception of certain branches operating in grocery store or retail shopping centers and certain ATM locations, which are all under operating leases as classified under guidance prior to the issuance of ASU 2016-02, “Leases.”  We adopted the guidance in ASU 2016-02 on January 1, 2019 and recorded a right of use asset and a lease liability of approximately $6.4 million.  The right of use asset and lease liability are included in other assets and other liabilities, respectively, in our consolidated financial statements.

Other Investments

Other Investments

Other investments include equity investments in non-financial companies, as well as equity securities with no readily determinable fair market value. Equity investments are accounted for using the equity method of accounting. Equity securities with no readily determinable fair value are accounted for using the cost method.

Revenue recognition

Revenue Recognition

Since our revenue is primarily comprised of net interest income on financial assets and liabilities, which were excluded from the scope of the update, the remaining non-interest revenue streams were identified and then analyzed under the provisions of the update, to:  (i) identify the contract, (ii) identify the performance obligation, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations, and (v) recognize revenue when the performance obligation was satisfied.  Our non-interest revenue contracts with customers are primarily short term and our performance obligation is satisfied at a single point in time, typically within a single period.  No changes to our existing methods for recognizing revenue were made as a result of the update.

Income Taxes

Income Taxes

Deferred income tax assets and liabilities are determined using the asset and liability method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax basis of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. We file a consolidated federal income tax return with our subsidiaries.

Recognition of deferred tax assets is based on management’s assessment that the benefit related to certain temporary differences, tax operating loss carry forwards, and tax credits are more likely than not to be realized. A valuation allowance is recorded for the amount of the deferred tax items for which it is more likely than not that the tax benefits will not be realized.

We evaluate uncertain tax positions at the end of each reporting period. We may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of December 31, 2020 and 2019, respectively, after evaluating all uncertain tax positions, we have recorded no liability for unrecognized tax benefits at the end of the reporting period. We would recognize any interest accrued on unrecognized tax benefits as other interest expense and penalties as other non-interest expense. During the years ended December 31, 2020, 2019 and 2018, we recognized no interest expense or penalties related to uncertain tax positions.

We file consolidated tax returns in the U.S. Federal jurisdiction and various state jurisdictions. We are no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2017.

Stock Options

Stock Options

Compensation expense for stock awards is based on the market price of the stock on the measurement date, which is generally the date of grant, and is recognized ratably over the service period of the award. The fair value of stock options granted was estimated using the Black-Sholes-Merton option-pricing model. This model was developed for use in estimating the fair value of publicly traded options that have no vesting restrictions and are fully transferable. Additionally, the model requires the input of highly subjective assumptions. Because our employee stock options have characteristics significantly different from those of publicly traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the Black-Scholes-Merton option-pricing model does not necessarily provide a reliable single measure of the fair value of our stock options.

Net Income Per Share

Net Income Per Share

Basic Earnings Per Share (“EPS”) is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The dilutive effect of stock options is considered in earnings per share calculations, if dilutive, using the treasury stock method.

Goodwill and Identified Intangible Assets

Goodwill and Identified Intangible Assets

Goodwill represents the excess of costs over fair value of assets of businesses acquired. Goodwill is tested for impairment at least annually or on an interim basis if an event triggering impairment may have occurred. As of October 1, 2020, after completing goodwill testing, we have determined that no goodwill impairment exists.

Identified intangible assets are acquired assets that lack physical substance but can be distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset, or liability. Our identified intangible assets relate to core deposits and contract rights. As of December 31, 2020, we have determined that no impairment of identified intangibles exists. Identified intangible assets with definite useful lives are amortized on an accelerated basis over their estimated life. See Note 6—Goodwill and Other Intangible Assets.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying value of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the statement of condition and reported at the lower of the carrying value or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the statement of condition.

Consolidated Statements of Cash Flows

Consolidated Statements of Cash Flows

For purposes of the consolidated statements of cash flows, we consider all short-term investments with a maturity at date of purchase of three months or less to be cash equivalents. Also, we report transactions related to deposits and loans to customers on a net basis.

Accounting for Transfers and Servicing of Financial Assets

Accounting for Transfers and Servicing of Financial Assets

We account for transfers and servicing of financial assets and extinguishments of liabilities based on the application of a financial-components approach that focuses on control. After a transfer of financial assets, we recognize the financial and servicing assets we control and liabilities we have incurred, derecognize financial assets when control has been surrendered and derecognize liabilities when extinguished. We have retained mortgage servicing rights in connection with the sale of mortgage loans. Because we may not initially identify loans as originated for resale, all loans are initially treated as held for investment. The value of the mortgage servicing rights are reviewed periodically for impairment and are amortized in proportion to, and over the period of estimated net servicing income or net servicing losses. The value of the mortgage servicing rights is not significant to the consolidated statements of condition.

Segments of an Enterprise and Related Information

Segments of an Enterprise and Related Information

We operate as one segment. The operating information used by our chief executive officer for purposes of assessing performance and making operating decisions is the consolidated financial statements presented in this report.

We have five active operating subsidiaries, namely, the Subsidiary Banks. We apply the provisions of ASC Topic 280, “Segment Reporting,” in determining our reportable segments and related disclosures.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale.

Advertising	Advertising Advertising costs are expensed as incurred.
Reclassifications

Reclassifications

Certain amounts in the prior year’s presentations have been reclassified to conform to the current presentation. These reclassifications had no effect on previously reported net income or shareholders’ equity.

New Accounting Standards

New Accounting Standards

  In February 2016, the FASB issued Accounting Standards Update No. 2016-02 to ASC 820, “Leases.”  The update amends existing standards for accounting for leases by lessees, with accounting for leases by lessors remaining mainly unchanged from current guidance.  The update requires that lessees recognize a lease liability and a right of use asset for all leases (with the exception of short-term leases) at the commencement date of the lease and disclose key information about leasing arrangements.  The update is to be applied on a modified retrospective basis for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements.  The update is effective for interim and annual periods beginning after December 15, 2018.  In January 2018, the FASB issued a proposal that provides an additional transition method that would allow entities to not apply the guidance in the update in the comparative periods presented in the consolidated financial statements, but instead recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption.  On January 1, 2019, we adopted the provisions of ASU 2016-02, “Leases.”  As part of our business model, we primarily own all property we occupy, with the exception of certain branches operating in grocery stores or shopping centers and certain ATM locations that were classified as operating leases under previous guidance.    The adoption of the standard did not have a significant impact on our consolidated financial statements.  As of the date of adoption, we recorded a right of use asset and a lease liability of approximately $6.4 million.  The right of use asset and lease liability are included in other assets and other liabilities, respectively, on our consolidated statement of condition.  Amortization of the right of use asset for the twelve months ended December 31, 2020 and December 31, 2019 was approximately $1,357,000 and $1,019,000, respectively, and is included as a part of occupancy expense in our consolidated income statement.

In June 2016, the FASB issued Accounting Standards Update No. 2016-13 to ASC 326, “Financial Instruments – Credit Losses.”  The update amends existing standards for accounting for credit losses for financial assets.  The update requires that the expected credit losses on the financial instruments held as of the end of the period being reported be measured based on historical experience, current conditions, and reasonable and supportable forecasts.  The update also expands the required disclosures related to significant estimates and judgements used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s financial assets.  The update also amended the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration.  The impact of the adoption of the standard is to be recorded as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted.  The accounting standard was effective for us on January 1, 2020.  The task force formed last year, which includes key members of the teams that work with the calculation of the allowance for probable loan losses plus members representing the corporate accounting and risk management areas, has worked with the implementation of the update and validation to complete our model/tool.  Based on the composition of the portfolio at December 31, 2019 and after finalizing the methodology, the adoption of the update increased our allowance for probable loan losses (referred to as the ACL under ASU 2016-13), by approximately 17.2%, resulting in a cumulative-effect adjustment to retained earnings of approximately $8.3 million, net of tax. Please refer to

Note 4 – Allowance for Credit Losses and the Critical Accounting Policies discussion in Management’s Discussion and Analysis.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04 to ASC 350, “Intangibles – Goodwill and Other.”  The update amends existing guidance in evaluating goodwill for impairment.  The update requires that an entity perform its annual or interim goodwill test by comparing the fair value of a reporting unit with its carrying amount, with any impairment charges being recognized as the difference between the fair value and carrying value.  The update is intended to standardize the impairment test for all business entities and also reduce the complexity and cost of evaluating goodwill for impairment.  The update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019.  The adoption of the update is not expected to have a significant impact to our consolidated financial statements.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 to ASC 310, “Receivables – Nonrefundable Fees and Other Costs.”  The update amends existing guidance on the amortization period for certain callable debt securities held at a premium.  The update shortens the amortization period of the premium to the earliest call date.  The update is effective for fiscal years beginning after December 15, 2018.  The update is to be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption.  The adoption of the update did not have a significant impact to our consolidated financial statements.

In February 2018, the FASB issued Accounting Standards Update No. 2018-02 to ASC 220, “Income Statement – Reporting Comprehensive Income.”  The update amends current guidance surrounding the reclassification of certain tax effects from accumulated other comprehensive income.  The update is being issued as a result of the 2017 Tax Cuts and Jobs Act and the related impact to comprehensive income as a result of the application of current guidance with respect to changes in tax rates.  Under current guidance, entities must re-evaluate the carrying value of deferred tax assets and liabilities and adjust them for the tax effect of the rate change and record that change through earnings.  The result is that the tax effects for items that normally would only be recognized in comprehensive income will be recognized through earnings and results in stranded tax effects in accumulated other comprehensive income (loss) for the impact of the rate change.  The update will allow a reclassification from accumulated other comprehensive income (loss) to retained earnings for the stranded tax effects resulting from the 2017 Tax Cuts and Jobs Act.  The update is effective for all entities for fiscal years beginning after December 31, 2018.  We adopted the provisions of ASU 2018-02 to ASC 220 in the second quarter of 2018. We recorded a one-time reclassification of $5,997,000 between accumulated comprehensive income (loss) and retained earnings as a result of the adoption of the accounting standards update.

In August 2018, the FASB issued Accounting Standards Update No. 2018-13 to ASC 820, “Fair Value Measurement.”  The update amends the existing guidance surrounding the disclosure of certain fair value measurements.  The update removes certain disclosures that are no longer considered cost beneficial, modifies and, in some instances clarifies, the specific requirements of certain disclosures and adds disclosure requirements that are identified relevant.  The update is effective for fiscal years beginning after December 15, 2019.  The adoption of the update is not expected to have a significant impact on our consolidated financial statements.

In December 2019, the FASB issued Accounting Standards Update No. 2019-12, to ASC 740, “Income Taxes.”  The update amends existing guidance with the intention of simplifying the accounting for income taxes.  Specifically, the update removes some exceptions in existing guidance around intraperiod tax allocations, recognition of deferred tax liabilities for certain changes in investments in foreign subsidiaries and to the general methodology for calculating taxes on interim periods when year to date losses exceed the anticipated loss for the year.  Additionally, the update clarifies and provides more guidance with respect to the classification of franchise or similar taxes, requirements to evaluate when a step up in the tax basis of goodwill should be considered, eliminates the requirement that a consolidated entity allocate a portion of current and deferred tax expense to a legal entity that is not subject to tax, requires that an entity reflect the effect of changes in tax laws and tax rates in the effective tax rate computed in the interim period that includes the enactment date and makes minor changes for taxes related to employee stock ownership plans and investments in qualified affordable housing projects accounted for using the equity method.  The update is effective for fiscal years beginning after December 15, 2020.  The adoption of the update is not expected to have a significant impact on our consolidated financial statements.

In March 2020, the FASB issued Accounting Standards Update No. 2020-04, “Reference Rate Reform (Topic 848):  Facilitation of the Effects of Reference Rate Reform on Financial Reporting.”  The update provides optional guidance for a limited period of time to ease the potential burden in accounting for and recognizing the effects of reference rate reform on financial reporting.  The practical expedients and exceptions in the update apply only to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met.  The update does not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022 that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship.  The update was effective as of the date of issuance and can be applied through December 31, 2022.  We have not adopted the provisions of the update and to not anticipate that the adoption of the update will have a significant impact on our consolidated financial statements.

In January 20201, the FASB issued Accounting Standards Update No. 2021-01, “Reference Rate Reform (Topic 848): Scope.”  The update clarifies the applicability of the practical expedients and exceptions issued in ASU 2020-04 to derivative instruments that use an interest rate for margining, discounting or contract price alignment that is modified as a result of reference rate reform.  The update is intended to capture the incremental consequences of the scope clarification and tailor the existing guidance to derivative instruments affected by the discounting transition.  The update was effective as of the date of issuance and can be applied through December 31, 2022.  We have not adopted the provisions of the update and to not anticipate that the adoption of the update will have a significant impact on our consolidated financial statements.